OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806

Evergreen Asset Allocation Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Asset Allocation Trust, for the quarter ended March 31, 2008. This one series has a December 31 fiscal year end.

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.8%
ASSET ALLOCATION 2.6%
GMO Special Situations Fund, Class VI ø	12,734,729	$279,527,291

INTERNATIONAL EQUITY 31.7%
GMO Emerging Markets Fund, Class VI ø	29,902,965	581,911,699
GMO Emerging Markets Opportunities Fund, Class VI ø	37,507,569	488,348,549
GMO International Core Equity Fund, Class VI ø	37,100,860	1,382,749,056
GMO International Growth Equity Fund, Class IV ø	18,409,496	510,127,146
GMO International Intrinsic Value Fund, Class IV ø	17,020,930	509,096,019

		3,472,232,469

INTERNATIONAL FIXED INCOME 1.2%
GMO Emerging Country Debt Fund, Class IV ø	5,497,902	54,374,253
GMO International Bond Fund, Class III ø	8,369,496	82,439,535

		136,813,788

U.S. EQUITY 19.2%
GMO U.S. Core Equity Fund, Class VI ø	20,939,804	247,927,283
GMO U.S. Quality Equity Fund, Class VI ø	90,900,602	1,854,372,272

		2,102,299,555

U.S. FIXED INCOME 45.1%
GMO Alpha Only Fund, Class IV ø	117,881,425	1,308,483,820
GMO Core Plus Bond Fund, Class IV ø	49,876,280	469,834,556
GMO Domestic Bond Fund, Class VI ø	35,980,522	339,296,326
GMO Short-Duration Investment Fund, Class III ø	1,056	8,853
GMO Strategic Fixed Income Fund, Class VI ø	121,982,350	2,825,111,224

		4,942,734,779

Total Mutual Fund Shares (cost $10,967,168,685)		10,933,607,882

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.2%
TIME DEPOSIT 0.2%
State Street Bank Euro Time Deposit, 1.00%, 04/01/2008 (cost $18,052,459)	$18,052,459	18,052,459

Total Investments (cost $10,985,221,144) 100.0%		10,951,660,341
Other Assets and Liabilities 0.0%		(4,300)

Net Assets 100.0%		$10,951,656,041

ø	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $10,994,841,884. The gross unrealized appreciation and depreciation on securities based on tax cost was $454,157,579 and $497,339,122, respectively, with a net unrealized depreciation of $43,181,543.

Valuation of investments

Investments in the underlying open-end funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

1

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$10,933,607,882
Level 2 – Other Significant Observable Inputs	18,052,459
Level 3 – Significant Unobservable Inputs	0

Total	$10,951,660,341

2

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Asset Allocation Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: May 23, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: May 23, 2008